Basis of Presentation and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
State of Incorporation	Nevada
Date of Incorporation	May 10, 2010
Advertising and promotion expenses	$ 9,925	$ 67,216	$ 64,108	$ 82,246
Anti-dilutive shares	61,440,000	110,690,004
Minimum [Member]
Ownership interest			20.00%
Maximum [Member]
Ownership interest			50.00%